LifeX Income Fund 1948F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 95.9%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$245,000	$239,320
4.13%, 02/15/2027	99,000	98,192
1.13%, 02/29/2028	114,000	101,061
4.25%, 02/28/2029	124,000	124,213
3.63%, 03/31/2030	86,000	83,323
4.00%, 01/31/2031	163,000	160,923
2.75%, 08/15/2032	196,000	175,983
4.50%, 11/15/2033	91,000	93,126
4.00%, 02/15/2034	134,000	131,833
4.50%, 02/15/2036	121,000	126,057
4.75%, 02/15/2037	240,000	255,675
1.38%, 11/15/2040	516,000	332,588
4.50%, 02/15/2044	136,000	136,829
3.38%, 11/15/2048	118,000	98,823
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	9,000	4,579
0.00%, 08/15/2039(a)	9,000	4,520
0.00%, 11/15/2039(a)	9,000	4,457
0.00%, 02/15/2040(a)	9,000	4,397
0.00%, 05/15/2040(a)	9,000	4,332
0.00%, 08/15/2040(a)	9,000	4,269
0.00%, 11/15/2040(a)	9,000	4,207
0.00%, 02/15/2041(a)	9,000	4,154
0.00%, 05/15/2041(a)	9,000	4,102
0.00%, 08/15/2041(a)	9,000	4,045
0.00%, 11/15/2041(a)	9,000	3,993

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,200,858)		2,205,001

SHORT-TERM INVESTMENTS - 5.4%
Money Market Funds - 5.4%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	62,299	62,299
MSILF Government Portfolio - Class Institutional, 5.22%(b)	62,299	62,299

TOTAL SHORT-TERM INVESTMENTS (Cost $124,598)		124,598

TOTAL INVESTMENTS - 101.3% (Cost $2,325,456)		$2,329,599
Liabilities in Excess of Other Assets - (1.3)%		(30,380)

TOTAL NET ASSETS - 100.0%		$2,299,219

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1948F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,205,001	–	2,205,001
Money Market Funds	124,598	–	–	124,598

Total Assets	124,598	2,205,001	–	2,329,599

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1948M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 95.9%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$299,000	$292,067
4.13%, 02/15/2027	118,000	117,037
1.13%, 02/29/2028	135,000	119,678
4.25%, 02/28/2029	146,000	146,251
3.63%, 03/31/2030	102,000	98,824
4.00%, 01/31/2031	179,000	176,722
2.75%, 08/15/2032	220,000	197,532
4.50%, 11/15/2033	101,000	103,359
4.00%, 02/15/2034	124,000	121,995
4.50%, 02/15/2036	298,000	310,455
1.38%, 11/15/2040	591,000	380,930
4.50%, 02/15/2044	32,000	32,195
3.38%, 11/15/2048	77,000	64,486
2.38%, 11/15/2049	1,000	687
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	8,000	4,070
0.00%, 08/15/2039(a)	8,000	4,018
0.00%, 11/15/2039(a)	8,000	3,961
0.00%, 02/15/2040(a)	8,000	3,908
0.00%, 05/15/2040(a)	8,000	3,851
0.00%, 08/15/2040(a)	8,000	3,794
0.00%, 11/15/2040(a)	8,000	3,740
0.00%, 02/15/2041(a)	8,000	3,692
0.00%, 05/15/2041(a)	8,000	3,647
0.00%, 08/15/2041(a)	8,000	3,595
0.00%, 11/15/2041(a)	8,000	3,549

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,201,703)		2,204,043

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	72,682	72,682
MSILF Government Portfolio - Class Institutional, 5.22%(b)	72,682	72,682

TOTAL SHORT-TERM INVESTMENTS (Cost $145,364)		145,364

TOTAL INVESTMENTS - 102.2% (Cost $2,347,067)		$2,349,407
Liabilities in Excess of Other Assets - (2.2)%		(51,125)

TOTAL NET ASSETS - 100.0%		$2,298,282

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1948M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,204,043	–	2,204,043
Money Market Funds	145,364	–	–	145,364

Total Assets	145,364	2,204,043	–	2,349,407

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1949F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$232,000	$226,621
4.13%, 02/15/2027	92,000	91,249
1.13%, 02/29/2028	105,000	93,083
4.25%, 02/28/2029	115,000	115,198
3.63%, 03/31/2030	79,000	76,541
4.00%, 01/31/2031	155,000	153,026
2.75%, 08/15/2032	186,000	167,004
4.50%, 11/15/2033	95,000	97,219
4.00%, 02/15/2034	122,000	120,027
4.50%, 02/15/2036	175,000	182,315
4.75%, 02/15/2037	165,000	175,777
1.38%, 11/15/2040	579,000	373,194
4.50%, 02/15/2044	144,000	144,878
3.38%, 11/15/2048	137,000	114,735
2.38%, 11/15/2049	36,000	24,719
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	10,000	5,088
0.00%, 08/15/2039(a)	10,000	5,023
0.00%, 11/15/2039(a)	10,000	4,952
0.00%, 02/15/2040(a)	10,000	4,885
0.00%, 05/15/2040(a)	10,000	4,813
0.00%, 08/15/2040(a)	10,000	4,743
0.00%, 11/15/2040(a)	10,000	4,675
0.00%, 02/15/2041(a)	10,000	4,615
0.00%, 05/15/2041(a)	10,000	4,558
0.00%, 08/15/2041(a)	10,000	4,494
0.00%, 11/15/2041(a)	10,000	4,436

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,203,825)		2,207,868

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	60,285	60,285
MSILF Government Portfolio - Class Institutional, 5.22%(b)	60,285	60,285

TOTAL SHORT-TERM INVESTMENTS (Cost $120,570)		120,570

TOTAL INVESTMENTS - 101.2% (Cost $2,324,395)		$2,328,438
Liabilities in Excess of Other Assets - (1.2)%		(28,634)

TOTAL NET ASSETS - 100.0%		$2,299,804

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1949F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,207,868	–	2,207,868
Money Market Funds	120,570	–	–	120,570

Total Assets	120,570	2,207,868	–	2,328,438

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1949M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 95.9%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$267,000	$260,810
4.13%, 02/15/2027	107,000	106,126
1.13%, 02/29/2028	123,000	109,040
4.25%, 02/28/2029	134,000	134,230
3.63%, 03/31/2030	94,000	91,074
4.00%, 01/31/2031	174,000	171,785
2.75%, 08/15/2032	210,000	188,553
4.50%, 11/15/2033	98,000	100,289
4.00%, 02/15/2034	131,000	128,881
4.50%, 02/15/2036	189,000	196,900
4.75%, 02/15/2037	151,000	160,862
1.38%, 11/15/2040	537,000	346,125
4.50%, 02/15/2044	79,000	79,481
3.38%, 11/15/2048	84,000	70,348
2.38%, 11/15/2049	30,000	20,599
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	8,000	4,070
0.00%, 08/15/2039(a)	8,000	4,018
0.00%, 11/15/2039(a)	8,000	3,961
0.00%, 02/15/2040(a)	8,000	3,908
0.00%, 05/15/2040(a)	8,000	3,851
0.00%, 08/15/2040(a)	8,000	3,794
0.00%, 11/15/2040(a)	8,000	3,740
0.00%, 02/15/2041(a)	8,000	3,692
0.00%, 05/15/2041(a)	8,000	3,647
0.00%, 08/15/2041(a)	8,000	3,595
0.00%, 11/15/2041(a)	8,000	3,549

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,203,665)		2,206,928

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	68,442	68,442
MSILF Government Portfolio - Class Institutional, 5.22%(b)	68,442	68,442

TOTAL SHORT-TERM INVESTMENTS (Cost $136,884)		136,884

TOTAL INVESTMENTS - 101.9% (Cost $2,340,549)		$2,343,812
Liabilities in Excess of Other Assets - (1.9)%		(44,508)

TOTAL NET ASSETS - 100.0%		$2,299,304

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1949M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,206,928	–	2,206,928
Money Market Funds	136,884	–	–	136,884

Total Assets	136,884	2,206,928	–	2,343,812

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1950F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 95.9%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$214,000	$209,039
4.13%, 02/15/2027	84,000	83,314
1.13%, 02/29/2028	96,000	85,104
4.25%, 02/28/2029	107,000	107,184
3.63%, 03/31/2030	72,000	69,758
4.00%, 01/31/2031	148,000	146,116
2.75%, 08/15/2032	175,000	157,127
4.50%, 11/15/2033	90,000	92,102
4.00%, 02/15/2034	123,000	121,011
4.50%, 02/15/2036	111,000	115,640
4.75%, 02/15/2037	244,000	259,936
1.38%, 11/15/2040	531,000	342,257
4.50%, 02/15/2044	190,000	191,158
3.38%, 11/15/2048	63,000	52,761
2.38%, 11/15/2049	171,000	117,416
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	11,000	5,596
0.00%, 08/15/2039(a)	11,000	5,525
0.00%, 11/15/2039(a)	11,000	5,447
0.00%, 02/15/2040(a)	11,000	5,374
0.00%, 05/15/2040(a)	11,000	5,295
0.00%, 08/15/2040(a)	11,000	5,217
0.00%, 11/15/2040(a)	11,000	5,142
0.00%, 02/15/2041(a)	11,000	5,077
0.00%, 05/15/2041(a)	11,000	5,014
0.00%, 08/15/2041(a)	11,000	4,944
0.00%, 11/15/2041(a)	11,000	4,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,202,634)		2,207,434

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	58,205	58,205
MSILF Government Portfolio - Class Institutional, 5.22%(b)	58,205	58,205

TOTAL SHORT-TERM INVESTMENTS (Cost $116,410)		116,410

TOTAL INVESTMENTS - 101.0% (Cost $2,319,044)		$2,323,844
Liabilities in Excess of Other Assets - (1.0)%		(23,572)

TOTAL NET ASSETS - 100.0%		$2,300,272

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1950F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,207,434	–	2,207,434
Money Market Funds	116,410	–	–	116,410

Total Assets	116,410	2,207,434	–	2,323,844

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1950M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 95.9%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$239,000	$233,459
4.13%, 02/15/2027	99,000	98,192
1.13%, 02/29/2028	114,000	101,061
4.25%, 02/28/2029	122,000	122,210
3.63%, 03/31/2030	86,000	83,323
4.00%, 01/31/2031	165,000	162,898
2.75%, 08/15/2032	201,000	180,472
4.50%, 11/15/2033	92,000	94,149
4.00%, 02/15/2034	138,000	135,768
4.50%, 02/15/2036	91,000	94,804
4.75%, 02/15/2037	283,000	301,483
1.38%, 11/15/2040	477,000	307,451
4.50%, 02/15/2044	133,000	133,810
3.38%, 11/15/2048	20,000	16,750
2.38%, 11/15/2049	135,000	92,696
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	9,000	4,579
0.00%, 08/15/2039(a)	9,000	4,520
0.00%, 11/15/2039(a)	9,000	4,457
0.00%, 02/15/2040(a)	9,000	4,397
0.00%, 05/15/2040(a)	9,000	4,332
0.00%, 08/15/2040(a)	9,000	4,269
0.00%, 11/15/2040(a)	9,000	4,207
0.00%, 02/15/2041(a)	9,000	4,154
0.00%, 05/15/2041(a)	9,000	4,102
0.00%, 08/15/2041(a)	9,000	4,045
0.00%, 11/15/2041(a)	9,000	3,993

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,201,412)		2,205,581

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	63,451	63,451
MSILF Government Portfolio - Class Institutional, 5.22%(b)	63,451	63,451

TOTAL SHORT-TERM INVESTMENTS (Cost $126,902)		126,902

TOTAL INVESTMENTS - 101.4% (Cost $2,328,314)		$2,332,483
Liabilities in Excess of Other Assets - (1.4)%		(32,471)

TOTAL NET ASSETS - 100.0%		$2,300,012

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1950M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,205,581	–	2,205,581
Money Market Funds	126,902	–	–	126,902

Total Assets	126,902	2,205,581	–	2,332,483

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1951F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$202,000	$197,317
4.13%, 02/15/2027	76,000	75,380
1.13%, 02/29/2028	91,000	80,672
4.25%, 02/28/2029	98,000	98,168
3.63%, 03/31/2030	65,000	62,976
4.00%, 01/31/2031	141,000	139,205
2.75%, 08/15/2032	164,000	147,251
4.50%, 11/15/2033	87,000	89,032
4.00%, 02/15/2034	119,000	117,076
4.50%, 02/15/2036	77,000	80,218
4.75%, 02/15/2037	278,000	296,157
1.38%, 11/15/2040	516,000	332,588
4.50%, 02/15/2044	224,000	225,365
2.38%, 11/15/2049	291,000	199,812
4.75%, 11/15/2053	9,000	9,627
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	11,000	5,596
0.00%, 08/15/2039(a)	11,000	5,525
0.00%, 11/15/2039(a)	11,000	5,447
0.00%, 02/15/2040(a)	11,000	5,374
0.00%, 05/15/2040(a)	11,000	5,295
0.00%, 08/15/2040(a)	11,000	5,217
0.00%, 11/15/2040(a)	11,000	5,142
0.00%, 02/15/2041(a)	11,000	5,077
0.00%, 05/15/2041(a)	11,000	5,014
0.00%, 08/15/2041(a)	11,000	4,944
0.00%, 11/15/2041(a)	11,000	4,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,202,983)		2,208,355

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	56,217	56,217
MSILF Government Portfolio - Class Institutional, 5.22%(b)	56,217	56,217

TOTAL SHORT-TERM INVESTMENTS (Cost $112,434)		112,434

TOTAL INVESTMENTS - 100.9% (Cost $2,315,417)		$2,320,789
Liabilities in Excess of Other Assets - (0.9)%		(20,155)

TOTAL NET ASSETS - 100.0%		$2,300,634

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1951F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,208,355	–	2,208,355
Money Market Funds	112,434	–	–	112,434

Total Assets	112,434	2,208,355	–	2,320,789

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1951M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$232,000	$226,621
4.13%, 02/15/2027	88,000	87,282
1.13%, 02/29/2028	102,000	90,423
4.25%, 02/28/2029	112,000	112,193
3.63%, 03/31/2030	77,000	74,603
4.00%, 01/31/2031	156,000	154,014
2.75%, 08/15/2032	191,000	171,493
4.50%, 11/15/2033	95,000	97,219
4.00%, 02/15/2034	128,000	125,930
4.50%, 02/15/2036	129,000	134,393
4.75%, 02/15/2037	230,000	245,022
1.38%, 11/15/2040	530,000	341,611
4.50%, 02/15/2044	153,000	153,932
2.38%, 11/15/2049	191,000	131,148
4.75%, 11/15/2053	10,000	10,697
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	10,000	5,088
0.00%, 08/15/2039(a)	10,000	5,023
0.00%, 11/15/2039(a)	10,000	4,952
0.00%, 02/15/2040(a)	10,000	4,885
0.00%, 05/15/2040(a)	10,000	4,813
0.00%, 08/15/2040(a)	10,000	4,743
0.00%, 11/15/2040(a)	10,000	4,675
0.00%, 02/15/2041(a)	10,000	4,615
0.00%, 05/15/2041(a)	10,000	4,558
0.00%, 08/15/2041(a)	10,000	4,494
0.00%, 11/15/2041(a)	10,000	4,436

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,204,552)		2,208,863

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	58,415	58,415
MSILF Government Portfolio - Class Institutional, 5.22%(b)	58,415	58,415

TOTAL SHORT-TERM INVESTMENTS (Cost $116,830)		116,830

TOTAL INVESTMENTS - 101.1% (Cost $2,321,382)		$2,325,693
Liabilities in Excess of Other Assets - (1.1)%		(25,166)

TOTAL NET ASSETS - 100.0%		$2,300,527

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1951M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,208,863	–	2,208,863
Money Market Funds	116,830	–	–	116,830

Total Assets	116,830	2,208,863	–	2,325,693

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1952F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$184,000	$179,734
4.13%, 02/15/2027	68,000	67,445
1.13%, 02/29/2028	85,000	75,353
4.25%, 02/28/2029	90,000	90,155
3.63%, 03/31/2030	59,000	57,163
4.00%, 01/31/2031	132,000	130,319
2.75%, 08/15/2032	151,000	135,579
4.50%, 11/15/2033	82,000	83,915
4.00%, 02/15/2034	119,000	117,076
4.50%, 02/15/2036	29,000	30,212
4.75%, 02/15/2037	333,000	354,748
1.38%, 11/15/2040	469,000	302,294
4.50%, 02/15/2044	257,000	258,566
2.38%, 11/15/2049	329,000	225,904
4.75%, 11/15/2053	35,000	37,439
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,202,796)		2,208,642

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	50,654	50,654
MSILF Government Portfolio - Class Institutional, 5.22%(b)	50,654	50,654

TOTAL SHORT-TERM INVESTMENTS (Cost $101,308)		101,308

TOTAL INVESTMENTS - 100.4% (Cost $2,304,104)		$2,309,950
Liabilities in Excess of Other Assets - (0.4)%		(9,086)

TOTAL NET ASSETS - 100.0%		$2,300,864

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1952F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,208,642	–	2,208,642
Money Market Funds	101,308	–	–	101,308

Total Assets	101,308	2,208,642	–	2,309,950

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1952M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$215,000	$210,016
4.13%, 02/15/2027	80,000	79,347
1.13%, 02/29/2028	97,000	85,991
4.25%, 02/28/2029	105,000	105,180
3.63%, 03/31/2030	70,000	67,821
4.00%, 01/31/2031	147,000	145,128
2.75%, 08/15/2032	175,000	157,127
4.50%, 11/15/2033	95,000	97,219
4.00%, 02/15/2034	120,000	118,059
4.50%, 02/15/2036	156,000	162,520
4.75%, 02/15/2037	190,000	202,409
1.38%, 11/15/2040	566,000	364,817
4.50%, 02/15/2044	173,000	174,054
2.38%, 11/15/2049	222,000	152,434
4.75%, 11/15/2053	28,000	29,951
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	11,000	5,596
0.00%, 08/15/2039(a)	11,000	5,525
0.00%, 11/15/2039(a)	11,000	5,447
0.00%, 02/15/2040(a)	11,000	5,374
0.00%, 05/15/2040(a)	11,000	5,295
0.00%, 08/15/2040(a)	11,000	5,217
0.00%, 11/15/2040(a)	11,000	5,142
0.00%, 02/15/2041(a)	11,000	5,077
0.00%, 05/15/2041(a)	11,000	5,014
0.00%, 08/15/2041(a)	11,000	4,944
0.00%, 11/15/2041(a)	11,000	4,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,205,082)		2,209,584

SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	57,826	57,826
MSILF Government Portfolio - Class Institutional, 5.22%(b)	57,826	57,826

TOTAL SHORT-TERM INVESTMENTS (Cost $115,652)		115,652

TOTAL INVESTMENTS - 101.1% (Cost $2,320,734)		$2,325,236
Liabilities in Excess of Other Assets - (1.1)%		(24,350)

TOTAL NET ASSETS - 100.0%		$2,300,886

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1952M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,584	–	2,209,584
Money Market Funds	115,652	–	–	115,652

Total Assets	115,652	2,209,584	–	2,325,236

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1953F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$186,000	$181,688
4.13%, 02/15/2027	65,000	64,469
1.13%, 02/29/2028	76,000	67,374
4.25%, 02/28/2029	86,000	86,148
3.63%, 03/31/2030	54,000	52,319
4.00%, 01/31/2031	124,000	122,420
2.75%, 08/15/2032	141,000	126,600
4.50%, 11/15/2033	85,000	86,986
4.00%, 02/15/2034	95,000	93,464
4.50%, 02/15/2036	187,000	194,816
4.75%, 02/15/2037	108,000	115,054
1.38%, 11/15/2040	609,000	392,531
4.50%, 02/15/2044	238,000	239,450
2.38%, 11/15/2049	361,000	247,877
4.75%, 11/15/2053	71,000	75,948
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,204,579)		2,209,884

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	51,141	51,141
MSILF Government Portfolio - Class Institutional, 5.22%(b)	51,141	51,141

TOTAL SHORT-TERM INVESTMENTS (Cost $102,282)		102,282

TOTAL INVESTMENTS - 100.5% (Cost $2,306,861)		$2,312,166
Liabilities in Excess of Other Assets - (0.5)%		(11,358)

TOTAL NET ASSETS - 100.0%		$2,300,808

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1953F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,884	–	2,209,884
Money Market Funds	102,282	–	–	102,282

Total Assets	102,282	2,209,884	–	2,312,166

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1953M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$202,000	$197,317
4.13%, 02/15/2027	72,000	71,412
1.13%, 02/29/2028	88,000	78,012
4.25%, 02/28/2029	95,000	95,163
3.63%, 03/31/2030	64,000	62,008
4.00%, 01/31/2031	137,000	135,255
2.75%, 08/15/2032	162,000	145,455
4.50%, 11/15/2033	91,000	93,126
4.00%, 02/15/2034	116,000	114,124
4.50%, 02/15/2036	140,000	145,852
4.75%, 02/15/2037	202,000	215,193
1.38%, 11/15/2040	569,000	366,749
4.50%, 02/15/2044	201,000	202,225
2.38%, 11/15/2049	252,000	173,033
4.75%, 11/15/2053	53,000	56,693
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	11,000	5,596
0.00%, 08/15/2039(a)	11,000	5,525
0.00%, 11/15/2039(a)	11,000	5,447
0.00%, 02/15/2040(a)	11,000	5,374
0.00%, 05/15/2040(a)	11,000	5,295
0.00%, 08/15/2040(a)	11,000	5,217
0.00%, 11/15/2040(a)	11,000	5,142
0.00%, 02/15/2041(a)	11,000	5,077
0.00%, 05/15/2041(a)	11,000	5,014
0.00%, 08/15/2041(a)	11,000	4,944
0.00%, 11/15/2041(a)	11,000	4,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,204,198)		2,209,128

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	54,293	54,293
MSILF Government Portfolio - Class Institutional, 5.22%(b)	54,293	54,293

TOTAL SHORT-TERM INVESTMENTS (Cost $108,586)		108,586

TOTAL INVESTMENTS - 100.7% (Cost $2,312,784)		$2,317,714
Liabilities in Excess of Other Assets - (0.7)%		(16,565)

TOTAL NET ASSETS - 100.0%		$2,301,149

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1953M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,128	–	2,209,128
Money Market Funds	108,586	–	–	108,586

Total Assets	108,586	2,209,128	–	2,317,714

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1954F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 95.9%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$200,000	$195,363
4.13%, 02/15/2027	63,000	62,486
1.13%, 02/29/2028	79,000	70,034
4.25%, 02/28/2029	88,000	88,151
3.63%, 03/31/2030	54,000	52,319
4.00%, 01/31/2031	131,000	129,332
2.75%, 08/15/2032	144,000	129,293
4.50%, 11/15/2033	91,000	93,126
4.00%, 02/15/2034	92,000	90,512
4.50%, 02/15/2036	286,000	297,954
1.38%, 11/15/2040	731,000	471,167
4.50%, 02/15/2044	261,000	262,590
2.38%, 11/15/2049	432,000	296,629
4.75%, 11/15/2053	126,000	134,780
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	14,000	7,123
0.00%, 08/15/2039(a)	14,000	7,032
0.00%, 11/15/2039(a)	14,000	6,932
0.00%, 02/15/2040(a)	14,000	6,840
0.00%, 05/15/2040(a)	14,000	6,739
0.00%, 08/15/2040(a)	14,000	6,640
0.00%, 11/15/2040(a)	14,000	6,544
0.00%, 02/15/2041(a)	14,000	6,461
0.00%, 05/15/2041(a)	14,000	6,381
0.00%, 08/15/2041(a)	14,000	6,292
0.00%, 11/15/2041(a)	14,000	6,211

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,441,325)		2,446,931

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	56,749	56,749
MSILF Government Portfolio - Class Institutional, 5.22%(b)	56,749	56,749

TOTAL SHORT-TERM INVESTMENTS (Cost $113,498)		113,498

TOTAL INVESTMENTS - 100.4% (Cost $2,554,823)		$2,560,429
Liabilities in Excess of Other Assets - (0.4)%		(11,298)

TOTAL NET ASSETS - 100.0%		$2,549,131

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1954F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,446,931	–	2,446,931
Money Market Funds	113,498	–	–	113,498

Total Assets	113,498	2,446,931	–	2,560,429

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1954M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$184,000	$179,734
4.13%, 02/15/2027	69,000	68,437
1.13%, 02/29/2028	82,000	72,693
4.25%, 02/28/2029	90,000	90,155
3.63%, 03/31/2030	57,000	55,225
4.00%, 01/31/2031	130,000	128,344
2.75%, 08/15/2032	149,000	133,783
4.50%, 11/15/2033	84,000	85,962
4.00%, 02/15/2034	110,000	108,221
4.50%, 02/15/2036	152,000	158,353
4.75%, 02/15/2037	175,000	186,430
1.38%, 11/15/2040	579,000	373,194
4.50%, 02/15/2044	222,000	223,353
2.38%, 11/15/2049	286,000	196,379
4.75%, 11/15/2053	81,000	86,645
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,204,480)		2,209,648

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	53,260	53,260
MSILF Government Portfolio - Class Institutional, 5.22%(b)	53,260	53,260

TOTAL SHORT-TERM INVESTMENTS (Cost $106,520)		106,520

TOTAL INVESTMENTS - 100.6% (Cost $2,311,000)		$2,316,168
Liabilities in Excess of Other Assets - (0.6)%		(14,685)

TOTAL NET ASSETS - 100.0%		$2,301,483

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1954M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,648	–	2,209,648
Money Market Funds	106,520	–	–	106,520

Total Assets	106,520	2,209,648	–	2,316,168

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1955F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 95.9%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$163,000	$159,221
4.13%, 02/15/2027	53,000	52,567
1.13%, 02/29/2028	67,000	59,396
4.25%, 02/28/2029	73,000	73,125
3.63%, 03/31/2030	44,000	42,630
4.00%, 01/31/2031	114,000	112,548
2.75%, 08/15/2032	120,000	107,745
4.50%, 11/15/2033	79,000	80,845
4.00%, 02/15/2034	77,000	75,755
4.50%, 02/15/2036	246,000	256,282
1.38%, 11/15/2040	649,000	418,314
4.50%, 02/15/2044	250,000	251,523
2.38%, 11/15/2049	430,000	295,254
4.75%, 11/15/2053	109,000	116,596
4.25%, 02/15/2054	44,000	43,313
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,201,727)		2,207,854

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	45,804	45,804
MSILF Government Portfolio - Class Institutional, 5.22%(b)	45,804	45,804

TOTAL SHORT-TERM INVESTMENTS (Cost $91,608)		91,608

TOTAL INVESTMENTS - 99.9% (Cost $2,293,335)		$2,299,462
Other Assets in Excess of Liabilities - 0.1%		1,356

TOTAL NET ASSETS - 100.0%		$2,300,818

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1955F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,207,854	–	2,207,854
Money Market Funds	91,608	–	–	91,608

Total Assets	91,608	2,207,854	–	2,299,462

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1955M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$176,000	$171,920
4.13%, 02/15/2027	61,000	60,502
1.13%, 02/29/2028	76,000	67,374
4.25%, 02/28/2029	83,000	83,143
3.63%, 03/31/2030	52,000	50,381
4.00%, 01/31/2031	122,000	120,445
2.75%, 08/15/2032	136,000	122,110
4.50%, 11/15/2033	83,000	84,939
4.00%, 02/15/2034	97,000	95,431
4.50%, 02/15/2036	173,000	180,231
4.75%, 02/15/2037	133,000	141,687
1.38%, 11/15/2040	604,000	389,309
4.50%, 02/15/2044	236,000	237,438
2.38%, 11/15/2049	331,000	227,277
4.75%, 11/15/2053	107,000	114,457
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,204,093)		2,209,384

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	49,680	49,680
MSILF Government Portfolio - Class Institutional, 5.22%(b)	49,680	49,680

TOTAL SHORT-TERM INVESTMENTS (Cost $99,360)		99,360

TOTAL INVESTMENTS - 100.3% (Cost $2,303,453)		$2,308,744
Liabilities in Excess of Other Assets - (0.3)%		(7,237)

TOTAL NET ASSETS - 100.0%		$2,301,507

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1955M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,384	–	2,209,384
Money Market Funds	99,360	–	–	99,360

Total Assets	99,360	2,209,384	–	2,308,744

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1956F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$153,000	$149,453
4.13%, 02/15/2027	49,000	48,600
1.13%, 02/29/2028	62,000	54,963
4.25%, 02/28/2029	69,000	69,119
3.63%, 03/31/2030	41,000	39,724
4.00%, 01/31/2031	108,000	106,624
2.75%, 08/15/2032	110,000	98,766
4.50%, 11/15/2033	77,000	78,799
4.00%, 02/15/2034	69,000	67,884
4.50%, 02/15/2036	233,000	242,739
1.38%, 11/15/2040	627,000	404,132
4.50%, 02/15/2044	261,000	262,590
2.38%, 11/15/2049	474,000	325,467
4.25%, 02/15/2054	202,000	198,844
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,201,361)		2,210,444

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	43,428	43,428
MSILF Government Portfolio - Class Institutional, 5.22%(b)	43,428	43,428

TOTAL SHORT-TERM INVESTMENTS (Cost $86,856)		86,856

TOTAL INVESTMENTS - 99.9% (Cost $2,288,217)		$2,297,300
Other Assets in Excess of Liabilities - 0.1%		3,282

TOTAL NET ASSETS - 100.0%		$2,300,582

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1956F
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,210,444	–	2,210,444
Money Market Funds	86,856	–	–	86,856

Total Assets	86,856	2,210,444	–	2,297,300

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1956M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$174,000	$169,966
4.13%, 02/15/2027	57,000	56,535
1.13%, 02/29/2028	70,000	62,055
4.25%, 02/28/2029	78,000	78,134
3.63%, 03/31/2030	47,000	45,537
4.00%, 01/31/2031	117,000	115,509
2.75%, 08/15/2032	125,000	112,234
4.50%, 11/15/2033	80,000	81,869
4.00%, 02/15/2034	81,000	79,690
4.50%, 02/15/2036	259,000	269,825
1.38%, 11/15/2040	679,000	437,649
4.50%, 02/15/2044	232,000	233,414
2.38%, 11/15/2049	381,000	261,610
4.75%, 11/15/2053	43,000	45,997
4.25%, 02/15/2054	99,000	97,453
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,203,413)		2,210,217

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	49,272	49,272
MSILF Government Portfolio - Class Institutional, 5.22%(b)	49,272	49,272

TOTAL SHORT-TERM INVESTMENTS (Cost $98,544)		98,544

TOTAL INVESTMENTS - 100.3% (Cost $2,301,957)		$2,308,761
Liabilities in Excess of Other Assets - (0.3)%		(7,245)

TOTAL NET ASSETS - 100.0%		$2,301,516

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1956M
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,210,217	–	2,210,217
Money Market Funds	98,544	–	–	98,544

Total Assets	98,544	2,210,217	–	2,308,761

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1957F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$140,000	$136,754
4.13%, 02/15/2027	48,000	47,608
1.13%, 02/29/2028	61,000	54,077
4.25%, 02/28/2029	69,000	69,119
3.63%, 03/31/2030	38,000	36,817
4.00%, 01/31/2031	108,000	106,625
2.75%, 08/15/2032	109,000	97,868
4.50%, 11/15/2033	75,000	76,752
4.00%, 02/15/2034	68,000	66,900
4.50%, 02/15/2036	232,000	241,697
1.38%, 11/15/2040	629,000	405,422
4.50%, 02/15/2044	282,000	283,718
2.38%, 11/15/2049	532,000	365,293
4.25%, 02/15/2054	276,000	271,688
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	13,000	6,614
0.00%, 08/15/2039(a)	13,000	6,529
0.00%, 11/15/2039(a)	13,000	6,437
0.00%, 02/15/2040(a)	13,000	6,351
0.00%, 05/15/2040(a)	13,000	6,257
0.00%, 08/15/2040(a)	13,000	6,166
0.00%, 11/15/2040(a)	13,000	6,077
0.00%, 02/15/2041(a)	13,000	6,000
0.00%, 05/15/2041(a)	13,000	5,926
0.00%, 08/15/2041(a)	13,000	5,842
0.00%, 11/15/2041(a)	13,000	5,767

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,317,515)		2,328,304

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	45,829	45,829
MSILF Government Portfolio - Class Institutional, 5.22%(b)	45,829	45,829

TOTAL SHORT-TERM INVESTMENTS (Cost $91,658)		91,658

TOTAL INVESTMENTS - 99.8% (Cost $2,409,173)		$2,419,962
Other Assets in Excess of Liabilities - 0.2%		4,926

TOTAL NET ASSETS - 100.0%		$2,424,888

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1957F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,328,304	–	2,328,304
Money Market Funds	91,658	–	–	91,658

Total Assets	91,658	2,328,304	–	2,419,962

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1957M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$156,000	$152,383
4.13%, 02/15/2027	53,000	52,567
1.13%, 02/29/2028	65,000	57,623
4.25%, 02/28/2029	71,000	71,122
3.63%, 03/31/2030	42,000	40,692
4.00%, 01/31/2031	110,000	108,599
2.75%, 08/15/2032	115,000	103,255
4.50%, 11/15/2033	78,000	79,822
4.00%, 02/15/2034	73,000	71,819
4.50%, 02/15/2036	244,000	254,198
1.38%, 11/15/2040	660,000	425,405
4.50%, 02/15/2044	248,000	249,511
2.38%, 11/15/2049	413,000	283,582
4.75%, 11/15/2053	183,000	195,753
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,203,725)		2,209,071

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	46,321	46,321
MSILF Government Portfolio - Class Institutional, 5.22%(b)	46,321	46,321

TOTAL SHORT-TERM INVESTMENTS (Cost $92,642)		92,642

TOTAL INVESTMENTS - 100.0% (Cost $2,296,367)		$2,301,713
Liabilities in Excess of Other Assets - 0.0%(c)		(79)

TOTAL NET ASSETS - 100.0%		$2,301,634

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

LifeX Income Fund 1957M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,071	–	2,209,071
Money Market Funds	92,642	–	–	92,642

Total Assets	92,642	2,209,071	–	2,301,713

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1958F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$109,000	$106,473
4.63%, 02/28/2026	2,000	1,999
4.13%, 02/15/2027	40,000	39,673
1.13%, 02/29/2028	55,000	48,758
4.25%, 02/28/2029	61,000	61,105
3.63%, 03/31/2030	35,000	33,910
4.00%, 01/31/2031	97,000	95,764
2.75%, 08/15/2032	95,000	85,298
4.50%, 11/15/2033	71,000	72,659
4.00%, 02/15/2034	58,000	57,062
4.50%, 02/15/2036	207,000	215,652
1.38%, 11/15/2040	571,000	368,038
4.50%, 02/15/2044	272,000	273,658
2.38%, 11/15/2049	528,000	362,545
4.25%, 02/15/2054	328,000	322,875
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,862
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,693
0.00%, 11/15/2040(a)	12,000	5,611
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,196,717)		2,208,210

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	42,459	42,459
MSILF Government Portfolio - Class Institutional, 5.22%(b)	42,459	42,459

TOTAL SHORT-TERM INVESTMENTS (Cost $84,918)		84,918

TOTAL INVESTMENTS - 99.7% (Cost $2,281,635)		$2,293,128
Other Assets in Excess of Liabilities - 0.3%		7,203

TOTAL NET ASSETS - 100.0%		$2,300,331

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1958F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,208,210	–	2,208,210
Money Market Funds	84,918	–	–	84,918

Total Assets	84,918	2,208,210	–	2,293,128

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1958M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$139,000	$135,777
4.13%, 02/15/2027	48,000	47,608
1.13%, 02/29/2028	62,000	54,963
4.25%, 02/28/2029	66,000	66,113
3.63%, 03/31/2030	39,000	37,786
4.00%, 01/31/2031	107,000	105,637
2.75%, 08/15/2032	108,000	96,970
4.50%, 11/15/2033	73,000	74,705
4.00%, 02/15/2034	69,000	67,884
4.50%, 02/15/2036	229,000	238,571
1.38%, 11/15/2040	635,000	409,291
4.50%, 02/15/2044	261,000	262,590
2.38%, 11/15/2049	464,000	318,601
4.25%, 02/15/2054	236,000	232,313
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,201,871)		2,211,549

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	44,967	44,967
MSILF Government Portfolio - Class Institutional, 5.22%(b)	44,967	44,967

TOTAL SHORT-TERM INVESTMENTS (Cost $89,934)		89,934

TOTAL INVESTMENTS - 100.0% (Cost $2,291,805)		$2,301,483
Liabilities in Excess of Other Assets - 0.0%(c)		(141)

TOTAL NET ASSETS - 100.0%		$2,301,342

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

LifeX Income Fund 1958M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,211,549	–	2,211,549
Money Market Funds	89,934	–	–	89,934

Total Assets	89,934	2,211,549	–	2,301,483

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1959F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$86,000	$84,006
4.63%, 02/28/2026	6,000	5,996
4.13%, 02/15/2027	36,000	35,706
1.13%, 02/29/2028	49,000	43,439
4.25%, 02/28/2029	57,000	57,098
3.63%, 03/31/2030	32,000	31,004
4.00%, 01/31/2031	94,000	92,803
2.75%, 08/15/2032	88,000	79,013
4.50%, 11/15/2033	65,000	66,518
4.00%, 02/15/2034	56,000	55,094
4.50%, 02/15/2036	194,000	202,108
1.38%, 11/15/2040	537,000	346,124
4.50%, 02/15/2044	272,000	273,658
2.38%, 11/15/2049	542,000	372,158
4.25%, 02/15/2054	409,000	402,609
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,197,101)		2,210,074

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	40,904	40,904
MSILF Government Portfolio - Class Institutional, 5.22%(b)	40,904	40,904

TOTAL SHORT-TERM INVESTMENTS (Cost $81,808)		81,808

TOTAL INVESTMENTS - 99.6% (Cost $2,278,909)		$2,291,882
Other Assets in Excess of Liabilities - 0.4%		8,346

TOTAL NET ASSETS - 100.0%		$2,300,228

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1959F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,210,074	–	2,210,074
Money Market Funds	81,808	–	–	81,808

Total Assets	81,808	2,210,074	–	2,291,882

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1959M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$117,000	$114,288
4.13%, 02/15/2027	44,000	43,641
1.13%, 02/29/2028	55,000	48,758
4.25%, 02/28/2029	64,000	64,110
3.63%, 03/31/2030	36,000	34,879
4.00%, 01/31/2031	101,000	99,714
2.75%, 08/15/2032	100,000	89,787
4.50%, 11/15/2033	72,000	73,682
4.00%, 02/15/2034	62,000	60,997
4.50%, 02/15/2036	215,000	223,986
1.38%, 11/15/2040	602,000	388,021
4.50%, 02/15/2044	271,000	272,651
2.38%, 11/15/2049	497,000	341,259
4.25%, 02/15/2054	296,000	291,375
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,198,978)		2,209,888

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	41,249	41,249
MSILF Government Portfolio - Class Institutional, 5.22%(b)	41,249	41,249

TOTAL SHORT-TERM INVESTMENTS (Cost $82,498)		82,498

TOTAL INVESTMENTS - 99.6% (Cost $2,281,476)		$2,292,386
Other Assets in Excess of Liabilities - 0.4%		8,911

TOTAL NET ASSETS - 100.0%		$2,301,297

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1959M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,888	–	2,209,888
Money Market Funds	82,498	–	–	82,498

Total Assets	82,498	2,209,888	–	2,292,386

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1960F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$49,000	$47,864
4.63%, 02/28/2026	16,000	15,990
4.13%, 02/15/2027	32,000	31,739
1.13%, 02/29/2028	46,000	40,779
4.25%, 02/28/2029	54,000	54,093
3.63%, 03/31/2030	28,000	27,128
4.00%, 01/31/2031	91,000	89,841
2.75%, 08/15/2032	83,000	74,523
4.50%, 11/15/2033	60,000	61,402
4.00%, 02/15/2034	54,000	53,127
4.50%, 02/15/2036	182,000	189,607
1.38%, 11/15/2040	500,000	322,275
4.50%, 02/15/2044	270,000	271,645
2.38%, 11/15/2049	550,000	377,652
4.25%, 02/15/2054	498,000	490,219
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,196,047)		2,210,624

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	37,385	37,385
MSILF Government Portfolio - Class Institutional, 5.22%(b)	37,385	37,385

TOTAL SHORT-TERM INVESTMENTS (Cost $74,770)		74,770

TOTAL INVESTMENTS - 99.4% (Cost $2,270,817)		$2,285,394
Other Assets in Excess of Liabilities - 0.6%		14,611

TOTAL NET ASSETS - 100.0%		$2,300,005

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1960F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,210,624	–	2,210,624
Money Market Funds	74,770	–	–	74,770

Total Assets	74,770	2,210,624	–	2,285,394

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1960M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$86,000	$84,006
4.63%, 02/28/2026	11,000	10,993
4.13%, 02/15/2027	40,000	39,673
1.13%, 02/29/2028	52,000	46,098
4.25%, 02/28/2029	59,000	59,101
3.63%, 03/31/2030	33,000	31,973
4.00%, 01/31/2031	96,000	94,778
2.75%, 08/15/2032	93,000	83,502
4.50%, 11/15/2033	66,000	67,542
4.00%, 02/15/2034	59,000	58,046
4.50%, 02/15/2036	202,000	210,443
1.38%, 11/15/2040	566,000	364,815
4.50%, 02/15/2044	277,000	278,688
2.38%, 11/15/2049	522,000	358,426
4.25%, 02/15/2054	365,000	359,297
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,197,838)		2,210,121

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	39,517	39,517
MSILF Government Portfolio - Class Institutional, 5.22%(b)	39,517	39,517

TOTAL SHORT-TERM INVESTMENTS (Cost $79,034)		79,034

TOTAL INVESTMENTS - 99.5% (Cost $2,276,872)		$2,289,155
Other Assets in Excess of Liabilities - 0.5%		11,887

TOTAL NET ASSETS - 100.0%		$2,301,042

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1960M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,210,121	–	2,210,121
Money Market Funds	79,034	–	–	79,034

Total Assets	79,034	2,210,121	–	2,289,155

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1961F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$7,000	$6,838
4.63%, 02/28/2026	32,000	31,979
4.13%, 02/15/2027	27,000	26,780
1.13%, 02/29/2028	44,000	39,006
4.25%, 02/28/2029	50,000	50,086
3.63%, 03/31/2030	25,000	24,222
4.00%, 01/31/2031	88,000	86,879
2.75%, 08/15/2032	75,000	67,340
4.50%, 11/15/2033	58,000	59,355
4.00%, 02/15/2034	49,000	48,208
4.50%, 02/15/2036	170,000	177,105
1.38%, 11/15/2040	473,000	304,873
4.50%, 02/15/2044	264,000	265,609
2.38%, 11/15/2049	551,000	378,339
4.25%, 02/15/2054	595,000	585,702
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	11,000	5,596
0.00%, 08/15/2039(a)	11,000	5,525
0.00%, 11/15/2039(a)	11,000	5,447
0.00%, 02/15/2040(a)	11,000	5,374
0.00%, 05/15/2040(a)	11,000	5,295
0.00%, 08/15/2040(a)	11,000	5,217
0.00%, 11/15/2040(a)	11,000	5,142
0.00%, 02/15/2041(a)	11,000	5,077
0.00%, 05/15/2041(a)	11,000	5,014
0.00%, 08/15/2041(a)	11,000	4,944
0.00%, 11/15/2041(a)	11,000	4,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,193,495)		2,209,832

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	33,024	33,024
MSILF Government Portfolio - Class Institutional, 5.22%(b)	33,024	33,024

TOTAL SHORT-TERM INVESTMENTS (Cost $66,048)		66,048

TOTAL INVESTMENTS - 99.0% (Cost $2,259,543)		$2,275,880
Other Assets in Excess of Liabilities - 1.0%		23,972

TOTAL NET ASSETS - 100.0%		$2,299,852

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1961F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,832	–	2,209,832
Money Market Funds	66,048	–	–	66,048

Total Assets	66,048	2,209,832	–	2,275,880

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1961M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$68,000	$66,424
4.63%, 02/28/2026	8,000	7,995
4.13%, 02/15/2027	36,000	35,706
1.13%, 02/29/2028	50,000	44,325
4.25%, 02/28/2029	54,000	54,093
3.63%, 03/31/2030	30,000	29,066
4.00%, 01/31/2031	92,000	90,828
2.75%, 08/15/2032	85,000	76,319
4.50%, 11/15/2033	64,000	65,495
4.00%, 02/15/2034	54,000	53,127
4.50%, 02/15/2036	188,000	195,858
1.38%, 11/15/2040	526,000	339,034
4.50%, 02/15/2044	279,000	280,700
2.38%, 11/15/2049	540,000	370,785
4.25%, 02/15/2054	444,000	437,062
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,195,847)		2,209,557

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	38,490	38,490
MSILF Government Portfolio - Class Institutional, 5.22%(b)	38,490	38,490

TOTAL SHORT-TERM INVESTMENTS (Cost $76,980)		76,980

TOTAL INVESTMENTS - 99.4% (Cost $2,272,827)		$2,286,537
Other Assets in Excess of Liabilities - 0.6%		14,453

TOTAL NET ASSETS - 100.0%		$2,300,990

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1961M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,557	–	2,209,557
Money Market Funds	76,980	–	–	76,980

Total Assets	76,980	2,209,557	–	2,286,537

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1962F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
4.63%, 02/28/2026	$12,000	$11,992
4.13%, 02/15/2027	21,000	20,829
1.13%, 02/29/2028	39,000	34,574
4.25%, 02/28/2029	46,000	46,079
3.63%, 03/31/2030	22,000	21,315
4.00%, 01/31/2031	84,000	82,930
2.75%, 08/15/2032	71,000	63,749
4.50%, 11/15/2033	58,000	59,355
4.00%, 02/15/2034	44,000	43,288
4.50%, 02/15/2036	160,000	166,688
1.38%, 11/15/2040	439,000	282,958
4.50%, 02/15/2044	256,000	257,560
2.38%, 11/15/2049	547,000	375,591
4.25%, 02/15/2054	697,000	686,110
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	11,000	5,596
0.00%, 08/15/2039(a)	11,000	5,525
0.00%, 11/15/2039(a)	11,000	5,447
0.00%, 02/15/2040(a)	11,000	5,374
0.00%, 05/15/2040(a)	11,000	5,295
0.00%, 08/15/2040(a)	11,000	5,217
0.00%, 11/15/2040(a)	11,000	5,142
0.00%, 02/15/2041(a)	11,000	5,077
0.00%, 05/15/2041(a)	11,000	5,014
0.00%, 08/15/2041(a)	11,000	4,944
0.00%, 11/15/2041(a)	11,000	4,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,192,535)		2,210,529

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	30,174	30,174
MSILF Government Portfolio - Class Institutional, 5.22%(b)	30,174	30,174

TOTAL SHORT-TERM INVESTMENTS (Cost $60,348)		60,348

TOTAL INVESTMENTS - 98.7% (Cost $2,252,883)		$2,270,877
Other Assets in Excess of Liabilities - 1.3%		28,793

TOTAL NET ASSETS - 100.0%		$2,299,670

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1962F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,210,529	–	2,210,529
Money Market Funds	60,348	–	–	60,348

Total Assets	60,348	2,210,529	–	2,270,877

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1962M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.2%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$22,000	$21,490
4.63%, 02/28/2026	26,000	25,983
4.13%, 02/15/2027	31,000	30,747
1.13%, 02/29/2028	47,000	41,666
4.25%, 02/28/2029	52,000	52,089
3.63%, 03/31/2030	27,000	26,159
4.00%, 01/31/2031	89,000	87,866
2.75%, 08/15/2032	80,000	71,830
4.50%, 11/15/2033	60,000	61,402
4.00%, 02/15/2034	52,000	51,159
4.50%, 02/15/2036	178,000	185,440
1.38%, 11/15/2040	487,000	313,896
4.50%, 02/15/2044	277,000	278,688
2.38%, 11/15/2049	551,000	378,338
4.25%, 02/15/2054	531,000	522,704
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	12,000	6,105
0.00%, 08/15/2039(a)	12,000	6,027
0.00%, 11/15/2039(a)	12,000	5,942
0.00%, 02/15/2040(a)	12,000	5,863
0.00%, 05/15/2040(a)	12,000	5,776
0.00%, 08/15/2040(a)	12,000	5,692
0.00%, 11/15/2040(a)	12,000	5,610
0.00%, 02/15/2041(a)	12,000	5,538
0.00%, 05/15/2041(a)	12,000	5,470
0.00%, 08/15/2041(a)	12,000	5,393
0.00%, 11/15/2041(a)	12,000	5,324

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,196,923)		2,212,197

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	35,006	35,006
MSILF Government Portfolio - Class Institutional, 5.22%(b)	35,006	35,006

TOTAL SHORT-TERM INVESTMENTS (Cost $70,012)		70,012

TOTAL INVESTMENTS - 99.2% (Cost $2,266,935)		$2,282,209
Other Assets in Excess of Liabilities - 0.8%		18,643

TOTAL NET ASSETS - 100.0%		$2,300,852

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1962M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,212,197	–	2,212,197
Money Market Funds	70,012	–	–	70,012

Total Assets	70,012	2,212,197	–	2,282,209

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1963F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.1%	Par	Value
United States Treasury Note/Bond
4.13%, 02/15/2027	$2,000	$1,984
1.13%, 02/29/2028	31,000	27,482
4.25%, 02/28/2029	39,000	39,067
3.63%, 03/31/2030	19,000	18,408
4.00%, 01/31/2031	81,000	79,969
2.75%, 08/15/2032	65,000	58,362
4.50%, 11/15/2033	56,000	57,308
4.00%, 02/15/2034	40,000	39,353
4.50%, 02/15/2036	151,000	157,311
1.38%, 11/15/2040	416,000	268,133
4.50%, 02/15/2044	245,000	246,493
2.38%, 11/15/2049	536,000	368,039
4.25%, 02/15/2054	808,000	795,375
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	10,000	5,088
0.00%, 08/15/2039(a)	10,000	5,023
0.00%, 11/15/2039(a)	10,000	4,952
0.00%, 02/15/2040(a)	10,000	4,885
0.00%, 05/15/2040(a)	10,000	4,813
0.00%, 08/15/2040(a)	10,000	4,743
0.00%, 11/15/2040(a)	10,000	4,675
0.00%, 02/15/2041(a)	10,000	4,615
0.00%, 05/15/2041(a)	10,000	4,558
0.00%, 08/15/2041(a)	10,000	4,494
0.00%, 11/15/2041(a)	10,000	4,436

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,189,676)		2,209,566

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	28,378	28,378
MSILF Government Portfolio - Class Institutional, 5.22%(b)	28,378	28,378

TOTAL SHORT-TERM INVESTMENTS (Cost $56,756)		56,756

TOTAL INVESTMENTS - 98.6% (Cost $2,246,432)		$2,266,322
Other Assets in Excess of Liabilities - 1.4%		33,037

TOTAL NET ASSETS - 100.0%		$2,299,359

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1963F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,209,566	–	2,209,566
Money Market Funds	56,756	–	–	56,756

Total Assets	56,756	2,209,566	–	2,266,322

Refer to the Schedule of Investments for industry classifications.

LifeX Income Fund 1963M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 96.0%	Par	Value
United States Treasury Note/Bond
4.63%, 02/28/2026	$25,000	$24,984
4.13%, 02/15/2027	23,000	22,812
1.13%, 02/29/2028	42,000	37,233
4.25%, 02/28/2029	49,000	49,084
3.63%, 03/31/2030	23,000	22,284
4.00%, 01/31/2031	86,000	84,905
2.75%, 08/15/2032	73,000	65,545
4.50%, 11/15/2033	63,000	64,472
4.00%, 02/15/2034	44,000	43,288
4.50%, 02/15/2036	168,000	175,022
1.38%, 11/15/2040	466,000	300,361
4.50%, 02/15/2044	271,000	272,651
2.38%, 11/15/2049	560,000	384,518
4.25%, 02/15/2054	633,000	623,110
United States Treasury STRIP Coupon
0.00%, 05/15/2039(a)	11,000	5,596
0.00%, 08/15/2039(a)	11,000	5,525
0.00%, 11/15/2039(a)	11,000	5,447
0.00%, 02/15/2040(a)	11,000	5,374
0.00%, 05/15/2040(a)	11,000	5,295
0.00%, 08/15/2040(a)	11,000	5,217
0.00%, 11/15/2040(a)	11,000	5,142
0.00%, 02/15/2041(a)	11,000	5,077
0.00%, 05/15/2041(a)	11,000	5,014
0.00%, 08/15/2041(a)	11,000	4,944
0.00%, 11/15/2041(a)	11,000	4,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,210,672)		2,227,780

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	33,764	33,764
MSILF Government Portfolio - Class Institutional, 5.22%(b)	33,764	33,764

TOTAL SHORT-TERM INVESTMENTS (Cost $67,528)		67,528

TOTAL INVESTMENTS - 98.9% (Cost $2,278,200)		$2,295,308
Other Assets in Excess of Liabilities - 1.1%		25,507

TOTAL NET ASSETS - 100.0%		$2,320,815

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Income Fund 1963M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,227,780	–	2,227,780
Money Market Funds	67,528	–	–	67,528

Total Assets	67,528	2,227,780	–	2,295,308

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1948F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 92.5%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$33,856	$33,282
0.63%, 01/15/2026	72,687	70,606
0.38%, 01/15/2027	98,312	93,807
0.50%, 01/15/2028	88,774	84,065
2.38%, 10/15/2028	70,485	72,192
0.25%, 07/15/2029	74,755	68,997
0.13%, 01/15/2030	88,707	80,370
0.13%, 01/15/2031	105,445	93,912
0.13%, 01/15/2032	144,638	126,535
1.38%, 07/15/2033	240,674	231,263
1.75%, 01/15/2034	511,703	505,926
2.13%, 02/15/2040	409,529	415,352
0.63%, 02/15/2043	207,926	160,071
0.88%, 02/15/2047	149,486	115,542

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,158,929)		2,151,920

SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	85,118	85,118
MSILF Government Portfolio - Class Institutional, 5.22%(a)	85,118	85,118

TOTAL SHORT-TERM INVESTMENTS (Cost $170,236)		170,236

TOTAL INVESTMENTS - 99.8% (Cost $2,329,165)		$2,322,156
Other Assets in Excess of Liabilities - 0.2%		3,902

TOTAL NET ASSETS - 100.0%		$2,326,058

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1948F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,151,920	–	2,151,920
Money Market Funds	170,236	–	–	170,236

Total Assets	170,236	2,151,920	–	2,322,156

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1948M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.0%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$61,201	$60,163
0.63%, 01/15/2026	92,157	89,518
0.38%, 01/15/2027	114,910	109,645
0.50%, 01/15/2028	105,029	99,457
2.38%, 10/15/2028	83,575	85,599
0.25%, 07/15/2029	86,813	80,125
0.13%, 01/15/2030	100,694	91,230
0.13%, 01/15/2031	119,663	106,575
0.13%, 01/15/2032	160,214	140,163
1.38%, 07/15/2033	242,705	233,214
1.75%, 01/15/2034	515,717	509,895
2.13%, 02/15/2040	371,002	376,277
0.63%, 02/15/2043	140,853	108,435
0.88%, 02/15/2047	91,992	71,103

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,167,822)		2,161,399

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	79,280	79,280
MSILF Government Portfolio - Class Institutional, 5.22%(a)	79,280	79,280

TOTAL SHORT-TERM INVESTMENTS (Cost $158,560)		158,560

TOTAL INVESTMENTS - 99.8% (Cost $2,326,382)		$2,319,959
Other Assets in Excess of Liabilities - 0.2%		3,929

TOTAL NET ASSETS - 100.0%		$2,323,888

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1948M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,161,399	–	2,161,399
Money Market Funds	158,560	–	–	158,560

Total Assets	158,560	2,161,399	–	2,319,959

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1949F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.2%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$28,647	$28,161
0.63%, 01/15/2026	71,389	69,345
0.38%, 01/15/2027	91,928	87,716
0.50%, 01/15/2028	86,273	81,697
2.38%, 10/15/2028	65,450	67,036
0.25%, 07/15/2029	68,727	63,433
0.13%, 01/15/2030	83,912	76,025
0.13%, 01/15/2031	99,522	88,636
0.13%, 01/15/2032	139,075	121,669
1.38%, 07/15/2033	232,550	223,457
1.75%, 01/15/2034	510,700	504,936
2.13%, 02/15/2040	423,798	429,824
0.63%, 02/15/2043	214,634	165,234
0.88%, 02/15/2047	210,814	162,944

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,177,482)		2,170,113

SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	76,602	76,602
MSILF Government Portfolio - Class Institutional, 5.22%(a)	76,602	76,602

TOTAL SHORT-TERM INVESTMENTS (Cost $153,204)		153,204

TOTAL INVESTMENTS - 99.8% (Cost $2,330,686)		$2,323,317
Other Assets in Excess of Liabilities - 0.2%		3,825

TOTAL NET ASSETS - 100.0%		$2,327,142

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1949F

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,170,113	–	2,170,113
Money Market Funds	153,204	–	–	153,204

Total Assets	153,204	2,170,113	–	2,323,317

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1949M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.8%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$53,388	$52,483
0.63%, 01/15/2026	89,561	86,997
0.38%, 01/15/2027	108,526	103,553
0.50%, 01/15/2028	98,777	93,537
2.38%, 10/15/2028	76,527	78,380
0.25%, 07/15/2029	80,784	74,561
0.13%, 01/15/2030	97,098	87,972
0.13%, 01/15/2031	113,739	101,299
0.13%, 01/15/2032	155,764	136,269
1.38%, 07/15/2033	234,581	225,408
1.75%, 01/15/2034	523,743	517,830
2.13%, 02/15/2040	393,833	399,432
0.63%, 02/15/2043	160,975	123,926
0.88%, 02/15/2047	129,044	99,742

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,188,289)		2,181,389

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	69,971	69,971
MSILF Government Portfolio - Class Institutional, 5.22%(a)	69,971	69,971

TOTAL SHORT-TERM INVESTMENTS (Cost $139,942)		139,942

TOTAL INVESTMENTS - 99.8% (Cost $2,328,231)		$2,321,331
Other Assets in Excess of Liabilities - 0.2%		3,846

TOTAL NET ASSETS - 100.0%		$2,325,177

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1949M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,181,389	–	2,181,389
Money Market Funds	139,942	–	–	139,942

Total Assets	139,942	2,181,389	–	2,321,331

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1950F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.8%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$31,251	$30,722
0.63%, 01/15/2026	67,495	65,563
0.38%, 01/15/2027	85,544	81,625
0.50%, 01/15/2028	78,771	74,593
2.38%, 10/15/2028	60,416	61,879
0.25%, 07/15/2029	65,109	60,094
0.13%, 01/15/2030	79,117	71,681
0.13%, 01/15/2031	94,782	84,416
0.13%, 01/15/2032	133,512	116,802
1.38%, 07/15/2033	224,426	215,650
1.75%, 01/15/2034	500,667	495,014
2.13%, 02/15/2040	433,787	439,954
0.63%, 02/15/2043	221,341	170,398
0.88%, 02/15/2047	265,753	205,409
1.50%, 02/15/2053	12,451	10,894

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,192,217)		2,184,694

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	69,792	69,792
MSILF Government Portfolio - Class Institutional, 5.22%(a)	69,792	69,792

TOTAL SHORT-TERM INVESTMENTS (Cost $139,584)		139,584

TOTAL INVESTMENTS - 99.8% (Cost $2,331,801)		$2,324,278
Other Assets in Excess of Liabilities - 0.2%		3,770

TOTAL NET ASSETS - 100.0%		$2,328,048

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1950F

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,184,694	–	2,184,694
Money Market Funds	139,584	–	–	139,584

Total Assets	139,584	2,184,694	–	2,324,278

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1950M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.9%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$44,273	$43,522
0.63%, 01/15/2026	79,177	76,910
0.38%, 01/15/2027	102,142	97,462
0.50%, 01/15/2028	92,525	87,617
2.38%, 10/15/2028	70,485	72,192
0.25%, 07/15/2029	74,755	68,997
0.13%, 01/15/2030	91,104	82,542
0.13%, 01/15/2031	109,000	97,078
0.13%, 01/15/2032	150,201	131,403
1.38%, 07/15/2033	225,441	216,626
1.75%, 01/15/2034	525,750	519,816
2.13%, 02/15/2040	410,956	416,799
0.63%, 02/15/2043	182,439	140,449
0.88%, 02/15/2047	166,096	128,380
1.50%, 02/15/2053	7,263	6,355

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,193,371)		2,186,148

SHORT-TERM INVESTMENTS - 5.9%
Money Market Funds - 5.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	68,193	68,193
MSILF Government Portfolio - Class Institutional, 5.22%(a)	68,193	68,193

TOTAL SHORT-TERM INVESTMENTS (Cost $136,386)		136,386

TOTAL INVESTMENTS - 99.8% (Cost $2,329,757)		$2,322,534
Other Assets in Excess of Liabilities - 0.2%		3,838

TOTAL NET ASSETS - 100.0%		$2,326,372

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1950M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,186,148	–	2,186,148
Money Market Funds	136,386	–	–	136,386

Total Assets	136,386	2,186,148	–	2,322,534

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1951F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 94.3%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$33,856	$33,282
0.63%, 01/15/2026	62,304	60,520
0.38%, 01/15/2027	77,884	74,315
0.50%, 01/15/2028	73,770	69,857
2.38%, 10/15/2028	56,388	57,754
0.25%, 07/15/2029	59,081	54,530
0.13%, 01/15/2030	75,521	68,423
0.13%, 01/15/2031	88,859	79,140
0.13%, 01/15/2032	126,836	110,962
1.38%, 07/15/2033	215,286	206,868
1.75%, 01/15/2034	491,637	486,085
2.13%, 02/15/2040	439,494	445,743
0.63%, 02/15/2043	226,707	174,529
0.88%, 02/15/2047	318,137	245,897
1.50%, 02/15/2053	32,164	28,144

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,203,943)		2,196,049

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	64,549	64,549
MSILF Government Portfolio - Class Institutional, 5.22%(a)	64,549	64,549

TOTAL SHORT-TERM INVESTMENTS (Cost $129,098)		129,098

TOTAL INVESTMENTS - 99.8% (Cost $2,333,041)		$2,325,147
Other Assets in Excess of Liabilities - 0.2%		3,771

TOTAL NET ASSETS - 100.0%		$2,328,918

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1951F
	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,196,049	–	2,196,049
Money Market Funds	129,098	–	–	129,098

Total Assets	129,098	2,196,049	–	2,325,147

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1951M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.8%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$33,856	$33,282
0.63%, 01/15/2026	75,283	73,128
0.38%, 01/15/2027	89,375	85,279
0.50%, 01/15/2028	85,023	80,513
2.38%, 10/15/2028	64,444	66,004
0.25%, 07/15/2029	67,521	62,320
0.13%, 01/15/2030	85,111	77,112
0.13%, 01/15/2031	100,706	89,692
0.13%, 01/15/2032	143,525	125,562
1.38%, 07/15/2033	217,317	208,820
1.75%, 01/15/2034	524,747	518,823
2.13%, 02/15/2040	425,225	431,271
0.63%, 02/15/2043	202,560	155,940
0.88%, 02/15/2047	206,981	159,982
1.50%, 02/15/2053	19,713	17,249

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,192,508)		2,184,977

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	69,307	69,307
MSILF Government Portfolio - Class Institutional, 5.22%(a)	69,307	69,307

TOTAL SHORT-TERM INVESTMENTS (Cost $138,614)		138,614

TOTAL INVESTMENTS - 99.8% (Cost $2,331,122)		$2,323,591
Other Assets in Excess of Liabilities - 0.2%		3,797

TOTAL NET ASSETS - 100.0%		$2,327,388

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1951M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,184,977	–	2,184,977
Money Market Funds	138,614	–	–	138,614

Total Assets	138,614	2,184,977	–	2,323,591

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1952F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 94.0%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$16,928	$16,641
0.63%, 01/15/2026	54,516	52,955
0.38%, 01/15/2027	72,776	69,442
0.50%, 01/15/2028	68,769	65,121
2.38%, 10/15/2028	50,347	51,566
0.25%, 07/15/2029	57,875	53,417
0.13%, 01/15/2030	69,527	62,992
0.13%, 01/15/2031	81,750	72,808
0.13%, 01/15/2032	120,161	105,122
1.38%, 07/15/2033	226,457	217,602
1.75%, 01/15/2034	468,560	463,270
2.13%, 02/15/2040	438,068	444,296
0.63%, 02/15/2043	233,414	179,692
0.88%, 02/15/2047	362,855	280,462
1.50%, 02/15/2053	62,253	54,471

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,197,965)		2,189,857

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	68,092	68,092
MSILF Government Portfolio - Class Institutional, 5.22%(a)	68,092	68,092

TOTAL SHORT-TERM INVESTMENTS (Cost $136,184)		136,184

TOTAL INVESTMENTS - 99.8% (Cost $2,334,149)		$2,326,041
Other Assets in Excess of Liabilities - 0.2%		3,730

TOTAL NET ASSETS - 100.0%		$2,329,771

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1952F

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,189,857	–	2,189,857
Money Market Funds	136,184	–	–	136,184

Total Assets	136,184	2,189,857	–	2,326,041

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1952M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.6%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$29,949	$29,441
0.63%, 01/15/2026	58,410	56,737
0.38%, 01/15/2027	84,267	80,406
0.50%, 01/15/2028	76,271	72,225
2.38%, 10/15/2028	57,395	58,785
0.25%, 07/15/2029	62,698	57,868
0.13%, 01/15/2030	77,918	70,595
0.13%, 01/15/2031	91,228	81,250
0.13%, 01/15/2032	134,625	117,775
1.38%, 07/15/2033	233,565	224,432
1.75%, 01/15/2034	504,680	498,984
2.13%, 02/15/2040	433,787	439,956
0.63%, 02/15/2043	218,658	168,332
0.88%, 02/15/2047	249,144	192,571
1.50%, 02/15/2053	36,314	31,775

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,188,923)		2,181,132

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	71,688	71,688
MSILF Government Portfolio - Class Institutional, 5.22%(a)	71,688	71,688

TOTAL SHORT-TERM INVESTMENTS (Cost $143,376)		143,376

TOTAL INVESTMENTS - 99.8% (Cost $2,332,299)		$2,324,508
Other Assets in Excess of Liabilities - 0.2%		3,817

TOTAL NET ASSETS - 100.0%		$2,328,325

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1952M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,181,132	–	2,181,132
Money Market Funds	143,376	–	–	143,376

Total Assets	143,376	2,181,132	–	2,324,508

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1953F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 92.9%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$46,728	$45,390
0.38%, 01/15/2027	53,625	51,168
0.50%, 01/15/2028	88,774	84,065
0.25%, 07/15/2029	92,841	85,690
0.13%, 01/15/2030	47,950	43,443
0.13%, 01/15/2031	74,641	66,477
0.13%, 01/15/2032	110,147	96,362
1.38%, 07/15/2033	259,968	249,803
1.75%, 01/15/2034	426,420	421,606
2.13%, 02/15/2040	435,214	441,402
0.63%, 02/15/2043	237,438	182,790
0.88%, 02/15/2047	397,352	307,125
1.50%, 02/15/2053	100,642	88,062

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,171,561)		2,163,383

SHORT-TERM INVESTMENTS - 7.0%
Money Market Funds - 7.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	81,798	81,798
MSILF Government Portfolio - Class Institutional, 5.22%(a)	81,798	81,798

TOTAL SHORT-TERM INVESTMENTS (Cost $163,596)		163,596

TOTAL INVESTMENTS - 99.9% (Cost $2,335,157)		$2,326,979
Other Assets in Excess of Liabilities - 0.1%		3,323

TOTAL NET ASSETS - 100.0%		$2,330,302

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1953F

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,163,383	–	2,163,383
Money Market Funds	163,596	–	–	163,596

Total Assets	163,596	2,163,383	–	2,326,979

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1953M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 92.5%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$2,604	$2,560
0.63%, 01/15/2026	46,728	45,390
0.38%, 01/15/2027	70,223	67,005
0.50%, 01/15/2028	73,770	69,857
2.38%, 10/15/2028	41,284	42,284
0.25%, 07/15/2029	67,521	62,320
0.13%, 01/15/2030	67,129	60,820
0.13%, 01/15/2031	84,119	74,919
0.13%, 01/15/2032	122,386	107,069
1.38%, 07/15/2033	275,201	264,440
1.75%, 01/15/2034	464,546	459,302
2.13%, 02/15/2040	438,068	444,296
0.63%, 02/15/2043	233,414	179,692
0.88%, 02/15/2047	288,751	223,184
1.50%, 02/15/2053	59,140	51,748

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,162,670)		2,154,886

SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	85,210	85,210
MSILF Government Portfolio - Class Institutional, 5.22%(a)	85,210	85,210

TOTAL SHORT-TERM INVESTMENTS (Cost $170,420)		170,420

TOTAL INVESTMENTS - 99.8% (Cost $2,333,090)		$2,325,306
Other Assets in Excess of Liabilities - 0.2%		3,792

TOTAL NET ASSETS - 100.0%		$2,329,098

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1953M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,154,886	–	2,154,886
Money Market Funds	170,420	–	–	170,420

Total Assets	170,420	2,154,886	–	2,325,306

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1954F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 92.8%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$38,940	$37,825
0.38%, 01/15/2027	52,348	49,949
0.50%, 01/15/2028	81,272	76,961
0.25%, 07/15/2029	84,401	77,900
0.13%, 01/15/2030	44,353	40,185
0.13%, 01/15/2031	69,902	62,256
0.13%, 01/15/2032	104,584	91,495
1.38%, 07/15/2033	247,782	238,093
1.75%, 01/15/2034	412,373	407,717
2.13%, 02/15/2040	426,652	432,719
0.63%, 02/15/2043	245,487	188,987
0.88%, 02/15/2047	417,795	322,926
1.50%, 02/15/2053	153,557	134,363

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,169,471)		2,161,376

SHORT-TERM INVESTMENTS - 7.1%
Money Market Funds - 7.1%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	83,125	83,125
MSILF Government Portfolio - Class Institutional, 5.22%(a)	83,125	83,125

TOTAL SHORT-TERM INVESTMENTS (Cost $166,250)		166,250

TOTAL INVESTMENTS - 99.9% (Cost $2,335,721)		$2,327,626
Other Assets in Excess of Liabilities - 0.1%		3,308

TOTAL NET ASSETS - 100.0%		$2,330,934

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1954F

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,161,376	–	2,161,376
Money Market Funds	166,250	–	–	166,250

Total Assets	166,250	2,161,376	–	2,327,626

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1954M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 92.6%	Par	Value
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$5,209	$5,120
0.63%, 01/15/2026	42,834	41,607
0.38%, 01/15/2027	63,839	60,914
0.50%, 01/15/2028	65,018	61,569
2.38%, 10/15/2028	44,305	45,378
0.25%, 07/15/2029	55,464	51,191
0.13%, 01/15/2030	64,732	58,648
0.13%, 01/15/2031	77,011	68,588
0.13%, 01/15/2032	115,710	101,228
1.38%, 07/15/2033	265,046	254,682
1.75%, 01/15/2034	450,500	445,413
2.13%, 02/15/2040	438,068	444,296
0.63%, 02/15/2043	244,146	187,954
0.88%, 02/15/2047	324,526	250,836
1.50%, 02/15/2053	92,342	80,799

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,165,792)		2,158,223

SHORT-TERM INVESTMENTS - 7.2%
Money Market Funds - 7.2%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	83,876	83,876
MSILF Government Portfolio - Class Institutional, 5.22%(a)	83,876	83,876

TOTAL SHORT-TERM INVESTMENTS (Cost $167,752)		167,752

TOTAL INVESTMENTS - 99.8% (Cost $2,333,544)		$2,325,975
Other Assets in Excess of Liabilities - 0.2%		3,821

TOTAL NET ASSETS - 100.0%		$2,329,796

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1954M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,158,223	–	2,158,223
Money Market Funds	167,752	–	–	167,752

Total Assets	167,752	2,158,223	–	2,325,975

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1955F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.1%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$33,748	$32,781
0.38%, 01/15/2027	48,518	46,295
0.50%, 01/15/2028	78,771	74,593
0.25%, 07/15/2029	78,372	72,335
0.13%, 01/15/2030	43,155	39,099
0.13%, 01/15/2031	65,163	58,036
0.13%, 01/15/2032	99,021	86,628
1.38%, 07/15/2033	240,674	231,263
1.75%, 01/15/2034	393,309	388,869
2.13%, 02/15/2040	415,237	421,141
0.63%, 02/15/2043	258,902	199,314
0.88%, 02/15/2047	420,350	324,901
1.50%, 02/15/2053	220,998	193,373

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,176,667)		2,168,628

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	79,826	79,826
MSILF Government Portfolio - Class Institutional, 5.22%(a)	79,826	79,826

TOTAL SHORT-TERM INVESTMENTS (Cost $159,652)		159,652

TOTAL INVESTMENTS - 99.9% (Cost $2,336,319)		$2,328,280
Other Assets in Excess of Liabilities - 0.1%		3,296

TOTAL NET ASSETS - 100.0%		$2,331,576

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1955F

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,168,628	–	2,168,628
Money Market Funds	159,652	–	–	159,652

Total Assets	159,652	2,168,628	–	2,328,280

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1955M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 92.6%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$38,940	$37,825
0.38%, 01/15/2027	54,902	52,386
0.50%, 01/15/2028	83,773	79,329
2.38%, 10/15/2028	1,007	1,031
0.25%, 07/15/2029	88,018	81,238
0.13%, 01/15/2030	46,751	42,357
0.13%, 01/15/2031	73,456	65,422
0.13%, 01/15/2032	107,922	94,415
1.38%, 07/15/2033	255,906	245,900
1.75%, 01/15/2034	431,436	426,566
2.13%, 02/15/2040	435,214	441,400
0.63%, 02/15/2043	257,560	198,281
0.88%, 02/15/2047	351,357	271,574
1.50%, 02/15/2053	136,957	119,837

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,165,373)		2,157,561

SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	84,768	84,768
MSILF Government Portfolio - Class Institutional, 5.22%(a)	84,768	84,768

TOTAL SHORT-TERM INVESTMENTS (Cost $169,536)		169,536

TOTAL INVESTMENTS - 99.9% (Cost $2,334,909)		$2,327,097
Other Assets in Excess of Liabilities - 0.1%		3,371

TOTAL NET ASSETS - 100.0%		$2,330,468

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1955M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,157,561	–	2,157,561
Money Market Funds	169,536	–	–	169,536

Total Assets	169,536	2,157,561	–	2,327,097

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1956F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.1%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$29,854	$28,999
0.38%, 01/15/2027	47,241	45,076
0.50%, 01/15/2028	71,269	67,489
0.25%, 07/15/2029	75,961	70,110
0.13%, 01/15/2030	39,558	35,841
0.13%, 01/15/2031	62,793	55,925
0.13%, 01/15/2032	92,346	80,788
1.38%, 07/15/2033	232,550	223,456
1.75%, 01/15/2034	371,236	367,045
2.13%, 02/15/2040	399,540	405,221
0.63%, 02/15/2043	277,682	213,772
0.88%, 02/15/2047	399,908	309,100
1.50%, 02/15/2053	306,077	267,818

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,178,477)		2,170,640

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	79,091	79,091
MSILF Government Portfolio - Class Institutional, 5.22%(a)	79,091	79,091

TOTAL SHORT-TERM INVESTMENTS (Cost $158,182)		158,182

TOTAL INVESTMENTS - 99.9% (Cost $2,336,659)		$2,328,822
Other Assets in Excess of Liabilities - 0.1%		3,269

TOTAL NET ASSETS - 100.0%		$2,332,091

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1956F

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,170,640	–	2,170,640
Money Market Funds	158,182	–	–	158,182

Total Assets	158,182	2,170,640	–	2,328,822

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1956M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.0%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$37,642	$36,564
0.38%, 01/15/2027	51,071	48,731
0.50%, 01/15/2028	81,272	76,961
0.25%, 07/15/2029	83,195	76,787
0.13%, 01/15/2030	44,353	40,185
0.13%, 01/15/2031	67,532	60,146
0.13%, 01/15/2032	102,359	89,548
1.38%, 07/15/2033	251,844	241,997
1.75%, 01/15/2034	408,359	403,749
2.13%, 02/15/2040	426,652	432,719
0.63%, 02/15/2043	270,975	208,608
0.88%, 02/15/2047	364,133	281,449
1.50%, 02/15/2053	195,059	170,677

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,175,856)		2,168,121

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	79,851	79,851
MSILF Government Portfolio - Class Institutional, 5.22%(a)	79,851	79,851

TOTAL SHORT-TERM INVESTMENTS (Cost $159,702)		159,702

TOTAL INVESTMENTS - 99.9% (Cost $2,335,558)		$2,327,823
Other Assets in Excess of Liabilities - 0.1%		3,326

TOTAL NET ASSETS - 100.0%		$2,331,149

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1956M

	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	–	2,168,121	–	2,168,121
Money Market Funds	159,702	–	–	159,702

Total Assets	159,702	2,168,121	–	2,327,823

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1957F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.5%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$31,152	$30,260
0.38%, 01/15/2027	43,411	41,421
0.50%, 01/15/2028	68,769	65,121
0.25%, 07/15/2029	71,138	65,658
0.13%, 01/15/2030	38,360	34,755
0.13%, 01/15/2031	60,424	53,815
0.13%, 01/15/2032	86,783	75,921
1.38%, 07/15/2033	225,441	216,626
1.75%, 01/15/2034	350,166	346,213
2.13%, 02/15/2040	378,136	383,514
0.63%, 02/15/2043	308,536	237,524
0.88%, 02/15/2047	350,079	270,586
1.50%, 02/15/2053	409,832	358,603

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,187,005)		2,180,017

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	74,644	74,644
MSILF Government Portfolio - Class Institutional, 5.22%(a)	74,644	74,644

TOTAL SHORT-TERM INVESTMENTS (Cost $149,288)		149,288

TOTAL INVESTMENTS - 99.9% (Cost $2,336,293)		$2,329,305
Other Assets in Excess of Liabilities - 0.1%		3,244

TOTAL NET ASSETS - 100.0%		$2,332,549

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1957F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,180,017	–	2,180,017
Money Market Funds	149,288	–	–	149,288

Total Assets	149,288	2,180,017	–	2,329,305

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1957M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.1%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$32,450	$31,521
0.38%, 01/15/2027	48,518	46,294
0.50%, 01/15/2028	73,770	69,857
0.25%, 07/15/2029	78,372	72,335
0.13%, 01/15/2030	40,757	36,927
0.13%, 01/15/2031	65,163	58,036
0.13%, 01/15/2032	95,684	83,708
1.38%, 07/15/2033	244,736	235,166
1.75%, 01/15/2034	385,283	380,933
2.13%, 02/15/2040	412,383	418,245
0.63%, 02/15/2043	292,438	225,132
0.88%, 02/15/2047	357,745	276,512
1.50%, 02/15/2053	268,725	235,135

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,177,227)		2,169,801

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	79,258	79,258
MSILF Government Portfolio - Class Institutional, 5.22%(a)	79,258	79,258

TOTAL SHORT-TERM INVESTMENTS (Cost $158,516)		158,516

TOTAL INVESTMENTS - 99.9% (Cost $2,335,743)		$2,328,317
Other Assets in Excess of Liabilities - 0.1%		3,308

TOTAL NET ASSETS - 100.0%		$2,331,625

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1957M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,169,801	–	2,169,801
Money Market Funds	158,516	–	–	158,516

Total Assets	158,516	2,169,801	–	2,328,317

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1958F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.3%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$25,960	$25,217
0.38%, 01/15/2027	40,857	38,985
0.50%, 01/15/2028	65,018	61,569
0.25%, 07/15/2029	65,109	60,094
0.13%, 01/15/2030	37,161	33,668
0.13%, 01/15/2031	55,685	49,594
0.13%, 01/15/2032	83,445	73,001
1.38%, 07/15/2033	216,302	207,844
1.75%, 01/15/2034	332,106	328,356
2.13%, 02/15/2040	349,598	354,569
0.63%, 02/15/2043	350,121	269,539
0.88%, 02/15/2047	267,031	206,396
1.50%, 02/15/2053	533,301	466,638

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,181,380)		2,175,470

SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	77,054	77,054
MSILF Government Portfolio - Class Institutional, 5.22%(a)	77,054	77,054

TOTAL SHORT-TERM INVESTMENTS (Cost $154,108)		154,108

TOTAL INVESTMENTS - 99.9% (Cost $2,335,488)		$2,329,578
Other Assets in Excess of Liabilities - 0.1%		3,253

TOTAL NET ASSETS - 100.0%		$2,332,831

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1958F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,175,470	–	2,175,470
Money Market Funds	154,108	–	–	154,108

Total Assets	154,108	2,175,470	–	2,329,578

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1958M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.2%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$28,556	$27,738
0.38%, 01/15/2027	45,964	43,858
0.50%, 01/15/2028	71,269	67,489
0.25%, 07/15/2029	73,550	67,884
0.13%, 01/15/2030	39,558	35,841
0.13%, 01/15/2031	61,609	54,870
0.13%, 01/15/2032	90,121	78,841
1.38%, 07/15/2033	235,596	226,384
1.75%, 01/15/2034	363,209	359,109
2.13%, 02/15/2040	392,406	397,984
0.63%, 02/15/2043	319,267	245,786
0.88%, 02/15/2047	325,803	251,823
1.50%, 02/15/2053	361,067	315,934

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,180,198)		2,173,541

SHORT-TERM INVESTMENTS - 6.7%
Money Market Funds - 6.7%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	77,668	77,668
MSILF Government Portfolio - Class Institutional, 5.22%(a)	77,668	77,668

TOTAL SHORT-TERM INVESTMENTS (Cost $155,336)		155,336

TOTAL INVESTMENTS - 99.9% (Cost $2,335,534)		$2,328,877
Other Assets in Excess of Liabilities - 0.1%		3,290

TOTAL NET ASSETS - 100.0%		$2,332,167

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1958M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,173,541	–	2,173,541
Money Market Funds	155,336	–	–	155,336

Total Assets	155,336	2,173,541	–	2,328,877

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1959F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.2%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$20,768	$20,173
0.38%, 01/15/2027	39,580	37,767
0.50%, 01/15/2028	58,766	55,649
0.25%, 07/15/2029	63,904	58,981
0.13%, 01/15/2030	33,565	30,410
0.13%, 01/15/2031	53,315	47,484
0.13%, 01/15/2032	77,882	68,134
1.38%, 07/15/2033	208,178	200,037
1.75%, 01/15/2034	312,039	308,516
2.13%, 02/15/2040	316,778	321,283
0.63%, 02/15/2043	410,487	316,011
0.88%, 02/15/2047	144,376	111,592
1.50%, 02/15/2053	683,745	598,277

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,179,174)		2,174,314

SHORT-TERM INVESTMENTS - 6.7%
Money Market Funds - 6.7%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	77,822	77,822
MSILF Government Portfolio - Class Institutional, 5.22%(a)	77,822	77,822

TOTAL SHORT-TERM INVESTMENTS (Cost $155,644)		155,644

TOTAL INVESTMENTS - 99.9% (Cost $2,334,818)		$2,329,958
Other Assets in Excess of Liabilities - 0.1%		3,266

TOTAL NET ASSETS - 100.0%		$2,333,224

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1959F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,174,314	–	2,174,314
Money Market Funds	155,644	–	–	155,644

Total Assets	155,644	2,174,314	–	2,329,958

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1959M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.0%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$23,364	$22,695
0.38%, 01/15/2027	44,687	42,640
0.50%, 01/15/2028	65,018	61,569
0.25%, 07/15/2029	67,521	62,320
0.13%, 01/15/2030	37,161	33,668
0.13%, 01/15/2031	59,239	52,760
0.13%, 01/15/2032	84,558	73,975
1.38%, 07/15/2033	224,426	215,650
1.75%, 01/15/2034	343,142	339,269
2.13%, 02/15/2040	365,294	370,487
0.63%, 02/15/2043	359,511	276,768
0.88%, 02/15/2047	263,198	203,434
1.50%, 02/15/2053	473,123	413,981

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,174,702)		2,169,216

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	80,042	80,042
MSILF Government Portfolio - Class Institutional, 5.22%(a)	80,042	80,042

TOTAL SHORT-TERM INVESTMENTS (Cost $160,084)		160,084

TOTAL INVESTMENTS - 99.9% (Cost $2,334,786)		$2,329,300
Other Assets in Excess of Liabilities - 0.1%		3,294

TOTAL NET ASSETS - 100.0%		$2,332,594

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1959M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,169,216	–	2,169,216
Money Market Funds	160,084	–	–	160,084

Total Assets	160,084	2,169,216	–	2,329,300

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1960F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 92.6%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$16,874	$16,391
0.38%, 01/15/2027	33,196	31,675
0.50%, 01/15/2028	52,514	49,729
0.25%, 07/15/2029	55,464	51,191
0.13%, 01/15/2030	31,167	28,238
0.13%, 01/15/2031	48,576	43,263
0.13%, 01/15/2032	71,206	62,294
1.38%, 07/15/2033	198,023	190,280
1.75%, 01/15/2034	292,975	289,668
2.13%, 02/15/2040	278,251	282,208
0.63%, 02/15/2043	476,218	366,614
1.50%, 02/15/2053	853,904	747,165

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,164,285)		2,158,716

SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	85,728	85,728
MSILF Government Portfolio - Class Institutional, 5.22%(a)	85,728	85,728

TOTAL SHORT-TERM INVESTMENTS (Cost $171,456)		171,456

TOTAL INVESTMENTS - 99.9% (Cost $2,335,741)		$2,330,172
Other Assets in Excess of Liabilities - 0.1%		3,498

TOTAL NET ASSETS - 100.0%		$2,333,670

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1960F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,158,716	–	2,158,716
Money Market Funds	171,456	–	–	171,456

Total Assets	171,456	2,158,716	–	2,330,172

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1960M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.4%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$25,960	$25,217
0.38%, 01/15/2027	42,134	40,203
0.50%, 01/15/2028	61,267	58,017
0.25%, 07/15/2029	66,315	61,207
0.13%, 01/15/2030	34,763	31,496
0.13%, 01/15/2031	55,685	49,594
0.13%, 01/15/2032	81,220	71,055
1.38%, 07/15/2033	215,286	206,868
1.75%, 01/15/2034	324,079	320,420
2.13%, 02/15/2040	333,902	338,649
0.63%, 02/15/2043	410,487	316,011
0.88%, 02/15/2047	164,818	127,393
1.50%, 02/15/2053	609,042	532,911

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,183,492)		2,179,041

SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	75,335	75,335
MSILF Government Portfolio - Class Institutional, 5.22%(a)	75,335	75,335

TOTAL SHORT-TERM INVESTMENTS (Cost $150,670)		150,670

TOTAL INVESTMENTS - 99.9% (Cost $2,334,162)		$2,329,711
Other Assets in Excess of Liabilities - 0.1%		3,255

TOTAL NET ASSETS - 100.0%		$2,332,966

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1960M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,179,041	–	2,179,041
Money Market Funds	150,670	–	–	150,670

Total Assets	150,670	2,179,041	–	2,329,711

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1961F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 86.9%	Par	Value
United States Treasury Inflation Indexed Bonds
0.50%, 01/15/2028	$1,250	$1,184
2.38%, 10/15/2028	16,111	16,501
0.25%, 07/15/2029	8,440	7,790
0.13%, 01/15/2030	26,372	23,894
0.13%, 01/15/2031	28,435	25,325
0.13%, 01/15/2032	47,842	41,854
1.38%, 07/15/2033	188,883	181,497
1.75%, 01/15/2034	253,845	250,979
2.13%, 02/15/2040	248,286	251,816
0.63%, 02/15/2043	450,731	346,992
1.50%, 02/15/2053	1,007,461	881,528

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,034,981)		2,029,360

SHORT-TERM INVESTMENTS - 12.9%
Money Market Funds - 12.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	150,468	150,468
MSILF Government Portfolio - Class Institutional, 5.22%(a)	150,468	150,468

TOTAL SHORT-TERM INVESTMENTS (Cost $300,936)		300,936

TOTAL INVESTMENTS - 99.8% (Cost $2,335,917)		$2,330,296
Other Assets in Excess of Liabilities - 0.2%		4,078

TOTAL NET ASSETS - 100.0%		$2,334,374

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1961F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,029,360	–	2,029,360
Money Market Funds	300,936	–	–	300,936

Total Assets	300,936	2,029,360	–	2,330,296

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1961M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 93.3%	Par	Value
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$22,066	$21,434
0.38%, 01/15/2027	39,580	37,766
0.50%, 01/15/2028	58,766	55,649
0.25%, 07/15/2029	60,287	55,643
0.13%, 01/15/2030	33,565	30,410
0.13%, 01/15/2031	52,130	46,429
0.13%, 01/15/2032	75,657	66,188
1.38%, 07/15/2033	205,131	197,110
1.75%, 01/15/2034	306,019	302,564
2.13%, 02/15/2040	295,375	299,574
0.63%, 02/15/2043	478,901	368,679
0.88%, 02/15/2047	26,831	20,738
1.50%, 02/15/2053	768,825	672,721

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,179,664)		2,174,905

SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	77,524	77,524
MSILF Government Portfolio - Class Institutional, 5.22%(a)	77,524	77,524

TOTAL SHORT-TERM INVESTMENTS (Cost $155,048)		155,048

TOTAL INVESTMENTS - 99.9% (Cost $2,334,712)		$2,329,953
Other Assets in Excess of Liabilities - 0.1%		3,388

TOTAL NET ASSETS - 100.0%		$2,333,341

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1961M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,174,905	–	2,174,905
Money Market Funds	155,048	–	–	155,048

Total Assets	155,048	2,174,905	–	2,329,953

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1962F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 83.3%	Par	Value
United States Treasury Inflation Indexed Bonds
0.13%, 01/15/2032	$12,239	$10,707
1.38%, 07/15/2033	173,651	166,860
1.75%, 01/15/2034	206,688	204,355
2.13%, 02/15/2040	214,040	217,083
0.63%, 02/15/2043	415,853	320,141
1.50%, 02/15/2053	1,174,507	1,027,693

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,951,151)		1,946,839

SHORT-TERM INVESTMENTS - 16.5%
Money Market Funds - 16.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	192,141	192,141
MSILF Government Portfolio - Class Institutional, 5.22%(a)	192,141	192,141

TOTAL SHORT-TERM INVESTMENTS (Cost $384,282)		384,282

TOTAL INVESTMENTS - 99.8% (Cost $2,335,433)		$2,331,121
Other Assets in Excess of Liabilities - 0.2%		4,161

TOTAL NET ASSETS - 100.0%		$2,335,282

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1962F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	1,946,839	–	1,946,839
Money Market Funds	384,282	–	–	384,282

Total Assets	384,282	1,946,839	–	2,331,121

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1962M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 88.9%	Par	Value
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$7,661	$7,310
0.50%, 01/15/2028	30,008	28,416
0.25%, 07/15/2029	37,378	34,498
0.13%, 01/15/2030	25,174	22,808
0.13%, 01/15/2031	39,098	34,821
0.13%, 01/15/2032	57,855	50,614
1.38%, 07/15/2033	198,023	190,280
1.75%, 01/15/2034	271,905	268,836
2.13%, 02/15/2040	263,982	267,736
0.63%, 02/15/2043	473,535	364,548
1.50%, 02/15/2053	920,307	805,269

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,080,281)		2,075,136

SHORT-TERM INVESTMENTS - 10.9%
Money Market Funds - 10.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	127,556	127,556
MSILF Government Portfolio - Class Institutional, 5.22%(a)	127,556	127,556

TOTAL SHORT-TERM INVESTMENTS (Cost $255,112)		255,112

TOTAL INVESTMENTS - 99.8% (Cost $2,335,393)		$2,330,248
Other Assets in Excess of Liabilities - 0.2%		3,796

TOTAL NET ASSETS - 100.0%		$2,334,044

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1962M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	2,075,136	–	2,075,136
Money Market Funds	255,112	–	–	255,112

Total Assets	255,112	2,075,136	–	2,330,248

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1963F

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 81.7%	Par	Value
United States Treasury Inflation Indexed Bonds
1.38%, 07/15/2033	$150,294	$144,418
1.75%, 01/15/2034	136,454	134,914
2.13%, 02/15/2040	164,097	166,430
0.63%, 02/15/2043	367,560	282,964
1.50%, 02/15/2053	1,349,853	1,181,121

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,912,611)		1,909,847

SHORT-TERM INVESTMENTS - 18.1%
Money Market Funds - 18.1%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	211,276	211,276
MSILF Government Portfolio - Class Institutional, 5.22%(a)	211,276	211,276

TOTAL SHORT-TERM INVESTMENTS (Cost $422,552)		422,552

TOTAL INVESTMENTS - 99.8% (Cost $2,335,163)		$2,332,399
Other Assets in Excess of Liabilities - 0.2%		4,160

TOTAL NET ASSETS - 100.0%		$2,336,559

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1963F

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	1,909,847	–	1,909,847
Money Market Funds	422,552	–	–	422,552

Total Assets	422,552	1,909,847	–	2,332,399

Refer to the Schedule of Investments for industry classifications.

LifeX Inflation-Protected Income Fund 1963M

Schedule of Investments

as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 84.5%	Par	Value
United States Treasury Inflation Indexed Bonds
0.13%, 01/15/2030	$7,192	$6,517
0.13%, 01/15/2031	14,217	12,662
0.13%, 01/15/2032	28,928	25,307
1.38%, 07/15/2033	187,868	180,522
1.75%, 01/15/2034	229,765	227,171
2.13%, 02/15/2040	231,163	234,450
0.63%, 02/15/2043	442,682	340,796
1.50%, 02/15/2053	1,082,165	946,894

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,978,851)		1,974,319

SHORT-TERM INVESTMENTS - 15.3%
Money Market Funds - 15.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(a)	178,179	178,179
MSILF Government Portfolio - Class Institutional, 5.22%(a)	178,179	178,179

TOTAL SHORT-TERM INVESTMENTS (Cost $356,358)		356,358

TOTAL INVESTMENTS - 99.8% (Cost $2,335,209)		$2,330,677
Other Assets in Excess of Liabilities - 0.2%		4,108

TOTAL NET ASSETS - 100.0%		$2,334,785

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LifeX Inflation-Protected Income Fund 1963M

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	1,974,319	–	1,974,319
Money Market Funds	356,358	–	–	356,358

Total Assets	356,358	1,974,319	–	2,330,677

Refer to the Schedule of Investments for industry classifications.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each of the LifeX Funds (each a “Fund” as shown on Schedule A attached hereto) in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair values methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Schedule A

Stone Ridge Trust – LifeX Open-End Income Funds
Stone Ridge Trust	LifeX Income Fund 1963F
Stone Ridge Trust	LifeX Income Fund 1963M
Stone Ridge Trust	LifeX Income Fund 1962F
Stone Ridge Trust	LifeX Income Fund 1962M
Stone Ridge Trust	LifeX Income Fund 1961F
Stone Ridge Trust	LifeX Income Fund 1961M
Stone Ridge Trust	LifeX Income Fund 1960F
Stone Ridge Trust	LifeX Income Fund 1960M
Stone Ridge Trust	LifeX Income Fund 1959F
Stone Ridge Trust	LifeX Income Fund 1959M
Stone Ridge Trust	LifeX Income Fund 1958F
Stone Ridge Trust	LifeX Income Fund 1958M
Stone Ridge Trust	LifeX Income Fund 1957F
Stone Ridge Trust	LifeX Income Fund 1957M
Stone Ridge Trust	LifeX Income Fund 1956F
Stone Ridge Trust	LifeX Income Fund 1956M
Stone Ridge Trust	LifeX Income Fund 1955F
Stone Ridge Trust	LifeX Income Fund 1955M
Stone Ridge Trust	LifeX Income Fund 1954F
Stone Ridge Trust	LifeX Income Fund 1954M
Stone Ridge Trust	LifeX Income Fund 1953F
Stone Ridge Trust	LifeX Income Fund 1953M
Stone Ridge Trust	LifeX Income Fund 1952F
Stone Ridge Trust	LifeX Income Fund 1952M
Stone Ridge Trust	LifeX Income Fund 1951F
Stone Ridge Trust	LifeX Income Fund 1951M
Stone Ridge Trust	LifeX Income Fund 1950F
Stone Ridge Trust	LifeX Income Fund 1950M

Stone Ridge Trust	LifeX Income Fund 1949F
Stone Ridge Trust	LifeX Income Fund 1949M
Stone Ridge Trust	LifeX Income Fund 1948F
Stone Ridge Trust	LifeX Income Fund 1948M
Stone Ridge Trust – LifeX Open-End Inflation-Protected Income Funds
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1963F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1963M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1962F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1962M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1961F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1961M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1960F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1960M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1959F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1959M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1958F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1958M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1957F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1957M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1956F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1956M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1955F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1955M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1954F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1954M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1953F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1953M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1952F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1952M

Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1951F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1951M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1950F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1950M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1949F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1949M
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1948F
Stone Ridge Trust	LifeX Inflation-Protected Income Fund 1948M